Income taxes - Schedule of Earnings Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.K.	$ (3,647)	$ (1,297)
U.S.	(9,976)	(9,335)
Loss from operations before income taxes	$ (13,623)	$ (10,632)